Equity - Preferred Stock Conversion Terms (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
5.75% cumulative convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate	5.75%	5.75%
5.75% cumulative convertible preferred stock series A [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate	5.75%	5.75%
4.50% cumulative convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate	4.50%
5.00% cumulative convertible preferred stock series 2005 B [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate	5.00%	5.00%	5.00%
Preferred stock [Member] | 5.75% cumulative convertible preferred stock [Member]
Class of Stock [Line Items]
Issue Date	Jun. 01, 2010
Liquidation Preference per Share (in usd per share)	$ 1,000
Holder's Conversion Right	Any time
Conversion Rate	39.6858%
Conversion Price (in usd per share)	$ 25.1979
Company's Conversion Right From	May 17, 2015
Company's Market Conversion Trigger (in usd per share)	$ 32.7573
Preferred stock, dividend rate			5.75%
Preferred stock [Member] | 5.75% cumulative convertible preferred stock series A [Member]
Class of Stock [Line Items]
Issue Date	May 10, 2010
Liquidation Preference per Share (in usd per share)	$ 1,000
Holder's Conversion Right	Any time
Conversion Rate	38.3508%
Conversion Price (in usd per share)	$ 26.0751
Company's Conversion Right From	May 17, 2015
Company's Market Conversion Trigger (in usd per share)	$ 33.8976
Preferred stock, dividend rate			5.75%
Preferred stock [Member] | 4.50% cumulative convertible preferred stock [Member]
Class of Stock [Line Items]
Issue Date	Sep. 15, 2005
Liquidation Preference per Share (in usd per share)	$ 100
Holder's Conversion Right	Any time
Conversion Rate	2.4561%
Conversion Price (in usd per share)	$ 40.7152
Company's Conversion Right From	September 15, 2010
Company's Market Conversion Trigger (in usd per share)	$ 52.9298
Preferred stock [Member] | 5.00% cumulative convertible preferred stock series 2005 B [Member]
Class of Stock [Line Items]
Issue Date	Nov. 15, 2005
Liquidation Preference per Share (in usd per share)	$ 100
Holder's Conversion Right	Any time
Conversion Rate	2.7745%
Conversion Price (in usd per share)	$ 36.0431
Company's Conversion Right From	November 15, 2010
Company's Market Conversion Trigger (in usd per share)	$ 46.8560
Preferred stock [Member] | Minimum [Member] | 4.50% or 5.00% (series 2005B) cumulative convertible preferred stock [Member]
Class of Stock [Line Items]
Conversion of stock, market trigger (in shares)	250,000
Preferred stock [Member] | Minimum [Member] | 5.75% or 5.75% (Series A) preferred stock [Member]
Class of Stock [Line Items]
Conversion of stock, market trigger (in shares)	25,000